Cover	Nov. 12, 2025
Cover [Abstract]
Entity Registrant Name	SOBR SAFE, INC.
Entity Central Index Key	0001425627
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 12, 2025
Entity File Number	000-53316
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	6400 S. Fiddlers Green Circle
Entity Address Address Line 2	Suite 1400
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	844
Local Phone Number	762-7723
Security 12b Title	Common Stock
Trading Symbol	SOBR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false